Exploration and Evaluation Assets - Disclosure of detailed information about exploration and evaluation assets (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets, beginning of period	$ 17,065,203	$ 16,874,234
Expenditures	605,206	830,003
Impairment Loss	(5,587,210)	(639,034)
Exploration and evaluation assets, end of period	12,083,199	17,065,203
Separation Rapids Lithium Project [Member]
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets, beginning of period	11,522,138	11,010,950
Expenditures	503,191	511,188
Impairment Loss	0	0
Exploration and evaluation assets, end of period	12,025,329	11,522,138
East Kemptville Tin-Indium Project [Member]
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets, beginning of period	5,503,577	5,827,524
Expenditures	83,633	315,087
Impairment Loss	(5,587,210)	(639,034)
Exploration and evaluation assets, end of period	0	5,503,577
Other [Member]
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets, beginning of period	39,488	35,760
Expenditures	18,382	3,728
Impairment Loss	0	0
Exploration and evaluation assets, end of period	$ 57,870	$ 39,488